Derivative financial instruments (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022		Jan. 01, 2022
Trading and other
Fair value of assets	£ 23,638	£ 24,678
Fair value of liabilities	23,135	23,515
Hedging
Fair value of assets	32	75
Fair value of liabilities	527	527
Total recognised derivative assets	23,670	24,753	[1]	£ 22,051
Total recognised derivative liabilities	23,662	24,042	[1]	£ 18,060
Fair value hedges
Hedging
Fair value of assets	1	11
Fair value of liabilities	449	503
Cash flow hedges
Hedging
Fair value of assets	31	64
Fair value of liabilities	78	24
Exchange rate contracts | Trading and other
Trading and other
Fair value of assets	5,865	8,733
Fair value of liabilities	6,424	9,216
Interest rate contracts | Trading and other
Trading and other
Fair value of assets	17,107	14,966
Fair value of liabilities	15,881	13,332
Credit derivatives | Trading and other
Trading and other
Fair value of assets	61	134
Fair value of liabilities	87	118
Equity and other contracts | Trading and other
Trading and other
Fair value of assets	605	845
Fair value of liabilities	£ 743	£ 849

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.